OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2015	2014

Payroll and related accruals	$1,815	$1,476
Accrued expenses - subcontractors	79	392
Accrued expenses	565	486
Accrued interest due to shareholders loan	115	1,041
Tax authorities	224	602
Derivatives Instruments	23	216
Others	25	54

	$2,846	$4,267